STROOCK & STROOCK & LAVAN LLP

180 Maiden Lane

New York, New York 10038

February 7, 2007

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attention: Keith A. O’Connell, Esq.

Re:	Cohen & Steers REIT and Utility Income Fund, Inc.

Registration Statement on Form N-2

File Numbers: 333-139560; 811-21437

Cohen & Steers Select Utility Fund, Inc.

Registration Statement on Form N-2

File Numbers: 333-139563; 811-21485

Ladies and Gentlemen:

On behalf of Cohen & Steers REIT and Utility Income Fund, Inc. (“RTU”) and Cohen & Steers Select Utility Fund, Inc. (“UTF” and together with RTU, the “Funds”), transmitted for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Pre-Effective Amendment No. 1 to each Fund’s Registration Statement on Form N-2 (each, an “Amendment”), filed with the Securities and Exchange Commission (the “Commission”) on December 21, 2006 (each, a “Registration Statement”).

Each Amendment is marked to show changes made in response to comments of the Commission’s staff (the “Staff”) on the Registration Statements that were provided to us by Keith O’Connell of the Staff in a letter dated January 18, 2007 (the “Staff Letter”). For the convenience of the Staff, written comments have been restated below in their entirety. The Funds’ responses, as applicable, follow each comment. References in the responses to a Fund’s prospectus (each, a “Prospectus”) or statement of additional information are to those filed as part of the Amendment to the Fund’s Registration Statement. In addition to revisions made in response to Staff comments, certain other stylistic and clarifying changes have been made in the Amendments. Capitalized terms used but not defined herein have the meanings assigned to them in the Amendments.

Prospectus—RTU

Cover Page

1.	Staff Comment: The cover page states, “Under normal market conditions, the Fund invests at least 80% of its managed assets in a portfolio of securities issued by real estate companies, such as real estate investment trusts or “REITs,” and companies engaged in the utilities industry (“utility companies”)” (Emphasis added.) However, page 7 states, “At any time, under normal circumstances, at least 80% of the Fund’s managed assets will be invested in securities issued by REITs and utility companies.” (Emphasis added.) Because the name of the Fund includes REITs and not Real Estate Companies, please revise all references of the 80% test to refer to REITs instead of Real Estate Companies.

Response: The requested change has been made.

U.S. Federal Income Tax Treatment of the Fund, page 87

2.	Comment: Page 87 states, “Such distributions generally would be eligible (i) for the DRD available to corporate shareholders and (ii) for treatment as qualified dividend income in the case of individual shareholders.” (Emphasis added.) However, dividends paid by REITs are generally not considered “qualified dividend income” eligible for reduced rates of taxation. Please confirm in a letter to the staff that the bolded statement is correct.

Response: In the context of the text preceding this sentence, the sentence referred to taxation of distributions in the event the Fund does not qualify as a regulated investment company under the Internal Revenue Code. However, the sentence has been removed to reduce any potential misinterpretation.

Financials

3.	Comment: According to the prospectus for UTF, the Fund will invest at least 80% of its managed assets in equity securities of utility companies. In reviewing the December 31, 2005 schedule of investments, it appears that only 77% of the Fund’s managed assets were invested in equity securities of utility companies. Please explain.

Response: As of December 31, 2005, more than 80% of the Fund’s managed assets were invested in equity securities of utility companies, as described in the Fund’s Prospectus. The Prospectus states that under normal market conditions, the Fund will invest at least 80% of its managed assets in common stocks, preferred stocks and other equity securities issued by companies engaged in the utilities industry, which is stated to include companies that derive at least 50% of their revenues from, or have at least 50% of their assets committed to, the (i) generation, transmission, sale or distribution of electric energy; (ii) distribution, purification and treatment of water; (iii) production, transmission or distribution of natural gas; and (iv) provision of communications services including cable television, satellite, microwave, radio, telephone and other communications media. Therefore, included in the 80% calculation are utility preferred stocks as well as telecom, telephone and media common and preferred stocks.

4.	Comment: In the Financial Highlights for UTF and RTU, the asset coverage per share is presented as a dollar amount ($70,748 and $73,504, respectively, for the year ended 12/31/05). Please conform the presentation of asset coverage to the specifications in Section 18(h) of the Investment Company Act of 1940, including the ratio presentation. In addition, please explain to the Staff how the Funds calculate the asset coverage per share.

Response: The presentation of asset coverage in the November 30, 2006 interim financials that are included in the Amendments has been conformed so it is expressed as a ratio instead of a dollar amount. In the Financial Highlights for the fiscal year ended December 31, 2005 for each of UTF and RTU, asset coverage per share for each Fund was calculated by taking the total assets less liabilities other than the preferred shares and dividing this by the number of preferred shares issued and outstanding.

General

5.	Comment: We note that portions of the filing are incomplete. We may have additional comments on such portions when you complete them in a pre-effective amendment, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits added in any pre-effective amendments.

Response: Substantial information has been added to each Amendment to further complete the Registration Statements. We intend to file one or more additional pre-effective amendments to each Registration Statement in order to complete all required information, including all required exhibits. We understand that you may have further comments on the new portions of each Amendment, disclosures made in response comments in the Staff Letter, information supplied supplementally or exhibits added in the Amendments.

6.	Comment: If you intend to omit certain information from the form of prospectus included with any registration statement that is declared effective in reliance on Rule 430A under the Securities Act, please identify the omitted information to us supplementally, preferably before filing the final pre-effective amendment.

Response: Each Fund may rely on Rule 430A under the Securities Act and will supplementally notify the Staff, before filing the final pre-effective amendment to its Registration Statement, if the Fund does intend to rely on Rule 430A and will identify the omitted information to the Staff.

7.	Comment: Please advise us if you have submitted or expect to submit an exemptive application or no-action request in connection with your registration statements.

Response: In December 2004, Cohen & Steers Capital Management, Inc., each Fund’s investment manager (the “Investment Manager”), on behalf of itself and all of the then existing funds managed by the Investment Manager, filed an exemptive application with the Commission seeking an order under the 1940 Act facilitating the implementation of a dividend policy that may include multiple long-term capital gains distributions (the “Application”). The Application currently is being revised to include revised conditions provided by the Staff.

8.	Comment: Response to this letter should be in the form of a pre-effective amendment filed pursuant to Rule 472 under the Securities Act.

Response: The Funds believes that the Amendments comply with Rule 472.

9.	Comment: We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filing reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the Funds and their management are in possession of all facts relating to the Funds’ disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Notwithstanding our comments, for each of the Funds, please furnish a letter acknowledging that

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Response: The requested letter from the Funds is filed with this letter.

*    *    *    *    *

We hope the Staff finds this letter and the revisions in the Amendments responsive to comments on the Registration Statements. The Funds would like the Registration Statements to be declared effective on February 12, 2007, and, thus, we would appreciate a prompt review by the Staff of the Amendments. Should members of the Staff have any questions or comments regarding the Amendments, they should call the undersigned at 212.806.6443 or Janna Manes at 212.806.6141.

Sincerely yours,

Nicole M. Runyan

February 7, 2007

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attention: Keith A. O’Connell, Esq.

Re:	Cohen & Steers REIT and Utility Income Fund, Inc.

Registration Statement on Form N-2

File Numbers: 333-139560; 811-21437

Cohen & Steers Select Utility Fund, Inc.

Registration Statement on Form N-2

File Numbers: 333-139563; 811-21485

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), each of the undersigned Registrants acknowledges the following:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

By:	/s/ John E. McLean
John E. McLean
Secretary

COHEN & STEERS SELECT UTILITY FUND, INC.

By:	/s/ John E. McLean
John E. McLean
Secretary